COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Capital commitments	$ 0		$ 0
Estimated litigation liabilities amount		$ 6,126,322